Goodwill and Identifiable Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows (in thousands):

	Apex	Oxford	Life Sciences	Healthcare	Physician	Total
Balance as of December 31, 2010
Gross goodwill	$—	$149,483	$12,561	$122,230	$37,163	$321,437
Accumulated impairment	—	—	—	(121,717)	—	(121,717)
	—	149,483	12,561	513	37,163	199,720
Valesta acquisition (see Note 4)	—	—	16,097	—	—	16,097
HCP acquisition (see Note 4)	—	—	—	—	14,407	14,407
Translation adjustment	—	—	(990)	—	—	(990)
Balance as of December 31, 2011
Gross goodwill	—	149,483	27,668	122,230	51,570	350,951
Accumulated impairment	—	—	—	(121,717)	—	(121,717)
	—	149,483	27,668	513	51,570	229,234
Apex acquisition (see Note 4)	266,788	—	—	—	—	266,788
Acquisition accounting	—	—	1,814	—	(9)	1,805
Translation adjustment	—	—	529	—	—	529
Balance as of December 31, 2012
Gross goodwill	266,788	149,483	30,011	122,230	51,561	620,073
Accumulated impairment	—	—	—	(121,717)	—	(121,717)
	$266,788	$149,483	$30,011	$513	$51,561	$498,356

Schedule of Acquired Intangible Assets
As of December 31, 2012 and December 31, 2011, the Company had the following acquired intangible assets (in thousands):

		2012			2011
	Estimated Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Subject to amortization:
Customer relations	3 months – 10 years	$103,285	$23,338	$79,947	$11,077	$7,891	$3,186
Contractor relations	2 - 7 years	37,871	27,754	10,117	27,276	25,599	1,677
Non-compete agreements	2 - 7 years	2,986	1,062	1,924	899	604	295
		144,142	52,154	91,988	39,252	34,094	5,158
Not subject to amortization:
Trademarks		171,852	—	171,852	25,048	—	25,048
Goodwill		498,356	—	498,356	229,234	—	229,234
Total		$814,350	$52,154	$762,196	$293,534	$34,094	$259,440

Schedule of Estimated Future Amortization Expense	Estimated amortization for the each of the next five fiscal years and thereafter follows (in thousands):

2013	$20,973
2014	16,823
2015	14,305
2016	12,369
2017	8,996
Thereafter	18,522
$91,988